MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Amortized cost	$ 53,184	$ 59,615
Unrealized gains	7	12
Unrealized losses	(417)	(400)
Fair Value	52,774	59,227
Corporate Bonds [Member] | Maturing Within One Year [Member]
Amortized cost	1,997
Unrealized gains	0
Unrealized losses	(4)
Fair Value	1,993
Corporate Bonds [Member] | Maturing Between One to Five Years [Member]
Amortized cost	50,700	59,072
Unrealized gains	7	12
Unrealized losses	(413)	(400)
Fair Value	50,294	58,684
Accured Interest [Member]
Amortized cost	487	543
Unrealized gains	0	0
Unrealized losses	0	0
Fair Value	$ 487	$ 543